BORROWINGS	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
BORROWINGS	BORROWINGS
(a)Non-Recourse Borrowings
The current and non-current balances of non-recourse borrowings are as follows:

	As of
US$ MILLIONS	Dec. 31, 2022	Dec. 31, 2021
Current	$328	$—
Non-current	4,249	3,556
Total	$4,577	$3,556
Non-recourse borrowings increased by $1.0 billion since December 31, 2021. The increase is primarily attributable to debt raised by our Brazilian regulated gas transmission business in connection with financing our deferred consideration obligation settled on April 4, 2022.
Principal repayments on non-recourse borrowings due over the next five years and thereafter are as follows:

US$ MILLIONS	Total
2023	$330
2024	178
2025	439
2026	423
2027	369
Thereafter	2,856
Total principal repayments	4,595
Deferred financing costs and other	(18)
Total - Dec. 31, 2022	$4,577
Total - Dec. 31, 2021	$3,556
The weighted average interest rates of non-recourse borrowings are as follows:

	As of December 31,
	2022	2021
Weighted average interest rates	8%	4%
Principal repayments on non-recourse borrowings in their local currency are as follows:

US$ MILLIONS, except as noted	Dec. 31, 2022	Local Currency		Dec. 31, 2021	Local Currency
U.S. dollars	$1,049	USD	$1,049	$300	USD	$300
British pounds	2,003	GBP	1,658	2,043	GBP	1,510
Brazilian real	1,543	BRL	8,047	1,220	BRL	6,807

(b)Supplemental Information
Details of the “Changes in liabilities from financing activities”, including both changes arising from cash flows and non-cash changes are as follows:

US$ MILLIONS	Dec. 31, 2022	Cash Flows	Foreign Exchange Movement	Dec. 31, 2021
Non-recourse borrowings	4,577	1,083	(62)	3,556

US$ MILLIONS	Dec. 31, 2021	Cash Flows	Foreign Exchange Movement	Dec. 31, 2020
Non-recourse borrowings	3,556	166	(87)	3,477